SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES (Details) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Assets:
ROU asset	$ 138,640	$ 199,647	$ 271,021
Liabilities:
Operating lease liabilities current	97,619	99,445	84,879
Operating lease liabilities non current	46,870	108,891	198,163
Total lease liabilities	$ 144,489	$ 208,336	$ 283,042